Taxes - Schedule of Movement of Deferred Tax Assets (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Deferred tax assets:
Beginning balance	¥ 2,722,233	$ 382,390	¥ 2,730,500	¥ 2,723,041
Movement	(1,527,270)	214,534	(8,267)	7,459
Ending balance	¥ 4,249,503	$ 596,924	¥ 2,722,233	¥ 2,730,500